Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 06, 2020
Registrant Name	Aspiration Funds
Entity Central Index Key	0001594854
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 06, 2020
Document Effective Date	Feb. 06, 2020
Prospectus Date	Feb. 01, 2020
Aspiration Flagship Fund | Aspiration Flagship Fund
Prospectus:
Trading Symbol	ASPFX
Aspiration Redwood Fund | Aspiration Redwood Fund
Prospectus:
Trading Symbol	REDWX